7. STOCKHOLDERS' EQUITY (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 Warrant [Member]
Outstanding beginning balance		20,801,512
Issuances		6,874,929
Canceled / Expired		(10,349,659)
Exercised	(319,963)	(6,067,843)
Outstanding ending balance		11,258,939